Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total capital expenditures	$ 693,792	$ 1,054,052
Teekay Parent | Other
Segment Reporting Information [Line Items]
Total capital expenditures	0	7
Teekay Offshore
Segment Reporting Information [Line Items]
Total capital expenditures	0	340,705
Teekay LNG | Liquefied Gas Carriers
Segment Reporting Information [Line Items]
Total capital expenditures	687,841	708,608
Teekay LNG | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	124	0
Teekay Tankers | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	$ 5,827	$ 4,732